Document and Entity Information	Feb. 21, 2024
Cover [Abstract]
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0001803498
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Feb. 21, 2024
Entity Registrant Name	Blackstone Private Credit Fund
Entity Incorporation State Country Code	DE
Entity File Number	814-01358
Entity Tax Identification Number	84-7071531
Entity Address, Address Line One	345 Park Avenue
Entity Address, Address Line Two	31st Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10154
City Area Code	(212)
Local Phone Number	503-2100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false